INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2020
INVENTORIES
Schedule of inventories

	December 31, 2020	December 31, 2019
		(Restated)
Raw materials	7,450,822	6,825,871
Work-in-progress	7,290,838	7,847,599
Finished goods	4,830,076	4,501,633
Spare parts	789,136	842,734
Packaging materials and others	25,709	57,870
	20,386,581	20,075,707

Less: provision for impairment of inventories	(529,827)	(560,066)

	19,856,754	19,515,641

Schedule of provision for inventories

	December 31, 2020	December 31, 2019
As of January 1	560,066	811,197
Provision for impairment of inventories	1,492,153	1,503,406
Disposal of subsidiary	—	(772)
Reversal arising from increase in net realizable value	(170,766)	(340,134)
Written off upon sales of inventories	(1,351,626)	(1,413,631)

As of December 31	529,827	560,066